CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
CONVERTIBLE NOTES [Abstract]
CONVERTIBLE NOTES

3. CONVERTIBLE NOTES

On September 30, 2013 (the "Closing Date"), the Company issued convertible notes to certain accredited investors (the "Purchasers"), whereby the Company agreed to sell and the Purchasers agreed to purchase the convertible notes in the aggregate principal amount of $745,000 (the "Notes"). The Notes mature one (1) year from the Closing Date (the "Maturity Date"), bear interest at an annual rate of 8%, and automatically convert into shares of the Company's common stock, $0.001 par value per share (the "Common Stock"), at a conversion price of $0.10 at maturity or earlier at the option of the Purchaser. Full conversion of the principal value of the Notes would result in the issuance of 7,450,000 shares of Common Stock. In connection with the issuance of the Notes, the Company issued warrants to purchase shares of Common Stock, providing 50% coverage, exercisable at $0.125 per share (the "Warrants").

Of the $745,000 principal amount of the Notes, $165,000 was received and is included in Cash and cash equivalents in the September 30, 2013 Consolidated Balance Sheet. The balance of $580,000 was received in early October 2013 and is included in Prepaid expenses and other current assets on the September 30, 2013 Consolidated Balance Sheet.

On June 21, 2013 (the "Closing Date"), the Company issued convertible notes to certain accredited investors (the "Purchasers"), whereby the Company agreed to sell and the Purchasers agreed to purchase the convertible notes in the aggregate principal amount of $1,098,000 (the "Notes"). The Notes mature one (1) year from the Closing Date (the "Maturity Date"), bear interest at an annual rate of 8%, and automatically convert into shares of the Company's common stock, $0.001 par value per share (the "Common Stock"), at a conversion price of $0.125 at maturity or earlier at the option of the Purchaser. Full conversion of the principal value of the Notes would result in the issuance of 8,784,000 shares of Common Stock. In connection with the issuance of the Notes, the Company issued warrants to purchase shares of Common Stock, providing 50% coverage, exercisable at $0.15 per share (the "Warrants").

At September 30, 2013, the Company had Convertible Notes totaling approximately $1,562,000 net of debt discount of approximately $281,000. The Notes stipulate that in the event at any time during the term of the Note, the Company closes on any debt or equity financing in an aggregate amount greater than or equal to $750,000, the noteholder will have the right to exchange the note for the equivalent dollar amount of securities sold in the new financing. The Company is not required to repay the Notes in cash, and there are no registration rights on the common stock underlying the Notes or Warrants.

At December 31, 2012 the Company had Convertible Notes totaling $926,225 net of debt discount of $178,775 outstanding. In February 2013 all outstanding Convertible Notes plus accrued interest at 8% were converted into 9,739,912 Common Shares and debt discount was charged to interest expense.

The Company allocates the proceeds associated with the issuance of promissory notes based on the relative fair value of the promissory notes and warrants. Additionally, the Company evaluates if the embedded conversion option results in a beneficial conversion feature by comparing the relative fair value allocated to the promissory notes to the market value of the underlying common stock subject to conversion. In connections with the promissory note issuances during the periods ended September 30, 2013 and 2012 the Company received proceeds of $1,843,000 and $700,000, respectively. The Company allocated the proceeds in accordance with FASB Codification Topic 470 based on the related fair value as follows for the $1,843,000: $1,511,883 was allocated to the promissory notes and $171,012 to the warrants. Additionally, the embedded conversion feature resulted in a beneficial conversion feature in the amount of $160,105. For the $700,000, $612,300 was allocated to the promissory notes and $38,788 to the warrants. Additionally, the embedded conversion feature resulted in a beneficial conversion feature in the amount of $48,912. The value assigned to the warrants resulting from the relative fair value calculation as well as the value of the beneficial conversion feature is recorded as a debt discount and is presented in the consolidated balance sheets. The debt discount is being amortized to interest expense over the term of the promissory notes. During the nine months ended September 30, 2012 Convertible Notes in the principal and accrued interest amount of $685,208 were converted into 6,852,088 Common shares resulting in a reduction of debt discount and charge to interest expense in the amount of $235,762.

6. CONVERTIBLE NOTES:

During February 2011 the Company issued 24-month Promissory Notes in the aggregate principal amount of $1,250,000, which accrue interest at the rate of 8% per annum. Per the terms of the Promissory Notes issued in February, the investors will be repaid in equity of the Company, not cash. During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.10 per share. In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity, in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing. Pursuant to the terms of the Promissory Note, the note holder will receive warrant coverage in the form of five year warrants to purchase that number of shares of common stock as follows: that number of shares of Common Stock equal to the quotient obtained by dividing (x) 50% of the Principal, by (y) $0.10, with the resulting number of shares having an exercise price equal to $0.10 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.125, with the resulting number of shares having an exercise price equal to $0.125 per share of Common Stock, plus that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.15 per share of Common Stock. The warrants have a cashless exercise provision. If during the term of the Note, and as long as the Note investor continues to own an outstanding balance of the Note, the Company has an equity financing of less than $750,000 that values the Company on a pre-money basis at or below $35 million on a fully-diluted basis, the Note investor will have a right of first refusal to participate in the financing per the terms of the Note. The Promissory Notes do not have registration rights for the shares underlying the notes or warrants.

In February 2012 the Company issued 12 month Promissory Notes in the principal amount of $700,000, which accrue interest at the rate of 8% per annum. Per the terms of the Note, the investors will be repaid in equity of the Company, not cash. During the term of the Notes, investors may at any time convert outstanding principal and interest into Common Stock of the Company at a rate of $0.15 per share. In addition, during the term of the Note, should the Company complete any subsequent financing, debt or equity, in an aggregate amount greater or equal to $750,000, which includes any equity component or the right to convert into equity, the investor shall have the option to exchange any outstanding principal and interest of the Note into the new financing. Pursuant to the terms of the Promissory Note, the note holder will receive 25% warrant coverage in the form of five year warrants to purchase that number of shares of common stock as follows: that number of shares of Common Stock equal to the quotient obtained by dividing (x) 25% of the Principal, by (y) $0.15, with the resulting number of shares having an exercise price equal to $0.175 per share of Common Stock. The warrants have a cashless exercise provision. The Promissory Notes do not have registration rights for the shares underlying the notes or warrants. In February 2013, these Promissory Notes matured and were automatically converted into 5,040,000 shares of common stock.

The Company allocates the proceeds associated with the issuance of promissory notes based on the relative fair value of the promissory notes and warrants. Additionally, the Company evaluates if the embedded conversion option results in a beneficial conversion feature by comparing the relative fair value allocated to the promissory notes to the market value of the underlying common stock subject to conversion. In connection with the promissory note issuances during the years ended December 31, 2012 and 2011 the Company received proceeds of $700.000 and $1.250.000, respectively. The Company allocated the proceeds in accordance with FASB Codification Topic 470 based on the related fair value as follows for the years ended December 31, 2012 and 2011: $612,300 and ($0) was allocated to the promissory notes, respectively, and $38,788 and $466,632 to the warrants, respectively. Additionally, the embedded conversion feature resulted in a beneficial conversion feature in the amount of $48,912 and $783,568 for the years ended December 31, 2012 and 2011, respectively. The value assigned to the warrants resulting from the relative fair value calculation as well as the value of the beneficial conversion feature is recorded as a debt discount and is presented in the consolidated balance sheets. The debt discount is being amortized to interest expense over the term of the promissory notes and amounted to $235,590 and $425,427 for the years ended December 31, 2012 and 2011, respectively. During the years ended December 31, 2012 and 2011 Convertible Notes in the principal and accrued interest amount of $798,911 and $1,515,131 were converted into 7,989,103 and 15,151,310 Common shares resulting in a reduction of debt discount and charge to interest expense in the amount of $235,762 and $516,258.